Quarterly Financial Data (Unaudited) (Tables)	9 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Unaudited condensed financial data by quarter
Unaudited condensed financial data by quarter for the nine months ended December 31, 2012 and the year ended March 31, 2012 is as follows (dollars, except per share data, in thousands):

	Quarter ended
Nine Months Ended December 31, 2012	June 30, 2012	Sept. 30, 2012	Dec. 31, 2012
Interest Income	$8,476	$8,271	$8,044
Interest Expense	2,619	2,463	2,378
Net Interest Income	5,857	5,808	5,666
Provision For Loan Losses	725	300	950
Net Interest Income After Provision For Loan Losses	5,132	5,508	4,716
Non-interest Income	1,184	1,478	1,703
Non-interest Expense	5,298	6,071	5,693
Income Before Income Tax	1,018	915	726
Provision For Income taxes	287	245	172
Net Income	731	670	554
Preferred Stock Dividends	110	110	110
Net Income Available To Common Shareholders	$621	$560	$444
Basic Net Income Per Common Share	$0.21	$0.19	$0.15
Diluted Net Income Per Common Share	$0.21	$0.19	$0.15
Basic Weighted Average Shares Outstanding	2,944,001	2,944,001	2,944,001
Diluted Weighted Average Shares Outstanding	2,944,001	2,944,001	2,944,001

	Quarter ended
Year Ended March 31, 2012	June 30, 2011	Sept. 30, 2011	Dec. 31, 2011	Mar. 31, 2012
Interest Income	$10,230	$9,880	$9,467	$8,952
Interest Expense	3,349	3,260	2,974	2,814
Net Interest Income	6,881	6,620	6,493	6,138
Provision For Loan Losses	2,300	2,300	2,100	1,950
Net Interest Income After Provision For Loan Losses	4,581	4,320	4,393	4,188
Non-interest Income	1,271	1,492	2,563	1,614
Non-interest Expense	5,160	5,197	5,235	5,125
Income Before Income Tax	692	615	1,721	677
Provision For Income taxes	231	197	1,235	247
Net Income	461	418	486	430
Preferred Stock Dividends	110	110	110	110
Net Income Available To Common Shareholders	351	308	376	320
Basic Net Income Per Common Share	$0.12	$0.10	$0.13	$0.11
Diluted Net Income Per Common Share	$0.12	$0.10	$0.13	$0.11
Basic Weighted Average Shares Outstanding	2,944,001	2,944,001	2,944,001	2,944,001
Diluted Weighted Average Shares Outstanding	2,559,475	2,550,097	2,931,633	3,017,521